Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,618,073)	$ (2,935,994)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,621	10,201
Amortization of operating right-of-use assets	15,078	38,079
Amortization of discount on debt instrument	137,662	14,230
Amortization of capitalized software development costs	382,931	401,555
(Recovery of) provision for credit losses	(5,868)	156,524	$ 125,651
Gain on disposal of equipment		(59)
Loss on disposal of investment in subsidiary	(7,936)
Stock-based compensation expense		277,609
Deferred tax expenses	3,139
Change in operating assets and liabilities
Accounts receivable	1,213,282	(442,242)
Other receivables	216,768	(27,543)
Other receivables - related parties	(37,278)	35,966
Prepaid expenses and other current assets	20,856	(51,342)
Accounts payable	(585,682)	(194,523)
Other payables and accrued liabilities	452,211	(424,797)
Other payables - related parties	51,348	(194,723)
Taxes payable	8,722
Deferred revenue	(12,966)	(65,594)
Operating lease liability	(14,097)	(36,896)
Employee benefit obligations	9,974
Net cash used in operating activities	(2,759,308)	(3,439,549)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(10,300)	(10,246)
Capitalized software development costs	(395,479)	(434,811)
Net cash used in investing activities	(405,779)	(445,057)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes	321,005	1,636,193
Proceeds from exercise of warrants	202,458	1,336,606
Repayments of long-term loans - bank	(245,023)	(200,261)
Net cash provided by financing activities	2,730,062	2,798,422
EFFECT OF EXCHANGE RATE CHANGES	(178,710)	(70,582)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(613,735)	(1,156,766)
CASH AND CASH EQUIVALENTS, beginning of the period	824,728	1,862,781	1,862,781
CASH AND CASH EQUIVALENTS, end of the period	210,993	706,015	$ 824,728
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	40,517	16,248
Cash paid for interest		35,574
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liability		170,374
Issuance of warrants	195,835	277,609
Incremental fair value on modification of warrants	1,223,013
Related Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred offering costs	(421,152)	(55,091)
Proceeds from short-term loan - related parties	226,796	80,975
Repayments of short-term loan - related parties	(118,964)
Nonrelated Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan - related parties	2,924,942
Repayments of short-term loan - related parties	$ (160,000)